Lease liabilities - Summary of lease liabilities and discount rates (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 566	$ 542	$ 551	$ 1,033
0 to 1 year [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 39	$ 32	$ 64
Effective average monthly rate used	1.07%	0.80%	0.93%
1 to 2 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 198	$ 116	$ 125
Effective average monthly rate used	1.54%	1.03%	0.76%
2 to 3 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 144	$ 150	$ 79
Effective average monthly rate used	1.23%	1.15%	0.79%
3 to 4 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 81	$ 109	$ 115
Effective average monthly rate used	1.28%	1.25%	0.87%
4 to 5 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 43	$ 42	$ 32
Effective average monthly rate used	0.95%	0.96%	0.92%
5 to 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 45	$ 86	$ 94
Effective average monthly rate used	0.79%	0.89%	0.92%
More than 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 16	$ 7	$ 42
Effective average monthly rate used	0.82%	0.80%	0.82%